Long-term investments (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)
Equity investments:
Equity method investments	¥ 805,296		¥ 1,275,287
Equity securities without readily determinable fair value	362,687		504,282
Equity securities with readily determinable fair value	324,074		33,865
Equity securities using fair value option			1,103,150
Debt investments:
Available-for-sale debt securities	979,071		173,918
Held-to-maturity debt securities - time deposit	9,390		12,086
Retained asset-backed securities			23,419
Total	2,480,518	$ 354,709	¥ 3,126,007
Certain equity method investments
Equity investments:
Equity method investments	¥ 0